Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Income Taxes 1	$ 1,066,700
Income Taxes 2	201,100
Income Taxes 3	1,666,000
Income Taxes 4	528,000
Income Taxes 5	1,419,000
Income Taxes 6	$ 385,000